UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)
P.O. Box 5049
Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Secretary	Timothy W. Diggins, Esq.
State Street Bank and Trust Company	Ropes & Gray LLP
4 Copley Place, 5th Floor	One International Place
Boston, Massachusetts 02116	Boston, Massachusetts 02110-2624
Registrant’s telephone number, including area code: (617) 662-1742
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
State Street Equity 500 Index Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 98.4%
Consumer Discretionary — 10.7%
Abercrombie & Fitch Co. Class A	15,046	$883
Amazon.Com, Inc. (a)	56,792	10,230
Apollo Group, Inc. Class A (a)	21,729	906
AutoNation, Inc. (a)	9,763	345
AutoZone, Inc. (a)	4,664	1,276
Bed Bath & Beyond, Inc. (a)	40,645	1,962
Best Buy Co., Inc.	51,719	1,485
Big Lots, Inc. (a)	12,727	553
Cablevision Systems Corp.	41,000	1,419
CarMax, Inc. (a)	38,400	1,233
Carnival Corp.	68,250	2,618
CBS Corp. Class B	107,203	2,684
Coach, Inc.	46,728	2,432
Comcast Corp. Class A	452,748	11,192
D.R. Horton, Inc.	47,976	559
Darden Restaurants, Inc.	22,488	1,105
DeVry, Inc.	10,400	573
Direct TV. Class A (a)	128,977	6,036
Discovery Communications, Inc. Class A (a)	44,500	1,776
eBay, Inc. (a)	182,903	5,677
Expedia, Inc.	34,515	782
Family Dollar Stores, Inc.	21,658	1,111
Ford Motor Co. (a)	613,498	9,147
Fortune Brands, Inc.	26,045	1,612
GameStop Corp. Class A (a)	26,800	604
Gannett Co., Inc.	42,074	641
Gap, Inc.	75,098	1,702
Genuine Parts Co.	26,909	1,443
Goodyear Tire & Rubber Co. (a)	42,357	634
H&R Block, Inc.	52,715	882
Harley-Davidson, Inc.	40,201	1,708
Harman International Industries, Inc.	12,621	591
Hasbro, Inc.	23,225	1,088
Home Depot, Inc.	262,212	9,718
Host Hotels & Resorts, Inc.	104,421	1,839
International Game Technology	47,919	778
Interpublic Group of Cos., Inc. (a)	83,894	1,055
JC Penney Co., Inc.	40,010	1,437
Johnson Controls, Inc.	107,186	4,456
Kohl’s Corp. (a)	46,133	2,447
Lennar Corp. Class A	25,931	470
Limited Brands	40,467	1,331
Lowe’s Cos., Inc.	219,962	5,814
Macy’s, Inc.	65,323	1,585
Marriot International, Inc. Class A	45,050	1,603
Mattel, Inc.	61,276	1,528
McDonald’s Corp.	169,025	12,861
McGraw-Hill, Inc.	48,166	1,898
NetFlix, Inc. (a)	7,400	1,756
Newell Rubbermaid, Inc.	50,693	970
News Corp. Class A	364,209	6,395
NIKE, Inc. Class B	60,852	4,606
Nordstrom, Inc.	25,933	1,164
O’Reilly Automotive, Inc. (a)	22,900	1,316
Omnicom Group, Inc.	47,441	2,327
Polo Ralph Lauren Corp.	11,115	1,374
Priceline.com, Inc. (a)	7,790	3,945
Pulte Homes, Inc. (a)	54,705	405
Radioshack Corp.	20,103	302
Ross Stores, Inc.	20,600	1,465
Scripps Networks Interactive, Inc. Class A	15,435	773
Sears Holdings Corp. (a)	7,474	618
Snap-On, Inc.	9,212	553
Stanley Black & Decker, Inc.	26,007	1,992
Staples, Inc.	114,233	2,218
Starbucks Corp.	117,761	4,351
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,740
Target Corp.	113,016	5,652
Tiffany & Co.	21,580	1,326
Time Warner Cable, Inc.	56,471	4,029
Time Warner, Inc.	176,891	6,315
TJX Cos., Inc.	62,606	3,113
Urban Outfitters, Inc. (a)	22,000	656
V.F. Corp.	14,793	1,458
Viacom, Inc. Class B	96,122	4,472
Walt Disney Co.	306,945	13,226
Washington Post Co. Class B	960	420
Whirlpool Corp.	12,961	1,106
Wyndham Worldwide Corp.	29,699	945
Wynn Resorts, Ltd.	12,900	1,641
Yum! Brands, Inc.	74,392	3,822

		212,160

Consumer Staples — 10.0%
Altria Group, Inc.	333,799	8,689
Archer-Daniels-Midland Co.	101,324	3,649
Avon Products, Inc.	67,360	1,821
Brown-Forman Corp. Class B	17,755	1,213
Campbell Soup Co.	31,165	1,032
Clorox Co.	23,843	1,671
Coca-Cola Co.	371,111	24,623
Coca-Cola Enterprises, Inc.	57,901	1,581
Colgate-Palmolive Co.	80,201	6,477
ConAgra Foods, Inc.	68,675	1,631
Constellation Brands, Inc. Class A (a)	29,326	595
Costco Wholesale Corp.	68,889	5,051
CVS Caremark Corp.	217,132	7,452
Dean Foods Co. (a)	33,458	335
Dr Pepper Snapple Group, Inc.	38,800	1,442
Estee Lauder Cos., Inc. Class A	17,552	1,691
General Mills, Inc.	101,664	3,716

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
H.J. Heinz Co.	50,569	$2,469
Hormel Foods Corp.	23,600	657
Kellogg Co.	39,935	2,156
Kimberly-Clark Corp.	64,800	4,229
Kraft Foods, Inc. Class A	279,309	8,759
Kroger Co.	100,376	2,406
Lorillard, Inc.	23,461	2,229
McCormick & Co., Inc.	22,753	1,088
Molson Coors Brewing Co., Class B	27,062	1,269
PepsiCo, Inc.	256,654	16,531
Philip Morris International, Inc.	290,799	19,085
Procter & Gamble Co.	452,019	27,844
Reynolds American, Inc.	52,874	1,879
Safeway, Inc.	64,364	1,515
Sara Lee Corp.	100,234	1,771
SuperValu, Inc.	34,848	311
Sysco Corp.	92,509	2,562
The Hershey Company	25,282	1,374
The J.M. Smucker Co.	20,460	1,461
Tyson Foods, Inc., Class A	51,235	983
Wal-Mart Stores, Inc.	317,302	16,516
Walgreen Co.	147,718	5,929
Whole Foods Market, Inc.	22,533	1,485

		197,177

Energy — 13.0%
Anadarko Petroleum Corp.	79,026	6,474
Apache Corp.	61,025	7,989
Baker Hughes, Inc.	68,573	5,035
Cabot Oil & Gas Corp.	17,300	916
Cameron International Corp. (a)	38,100	2,176
Chesapeake Energy Corp.	103,482	3,469
Chevron Corp. (b)	324,946	34,909
ConocoPhillips	231,330	18,474
Consol Energy, Inc.	35,373	1,897
Denbury Resources, Inc. (a)	61,700	1,505
Devon Energy Corp.	68,851	6,318
Diamond Offshore Drilling, Inc.	11,900	925
El Paso Corp.	109,992	1,980
EOG Resources, Inc.	40,417	4,790
EQT Corp.	25,500	1,272
ExxonMobil Corp. (b)	801,147	67,401
FMC Technologies, Inc. (a)	18,700	1,767
Halliburton Co.	145,034	7,229
Helmerich & Payne, Inc.	16,000	1,099
Hess Corp.	47,601	4,056
Marathon Oil Corp.	112,977	6,023
Massey Energy Co.	17,500	1,196
Murphy Oil Corp.	32,041	2,352
Nabors Industries, Ltd. (a)	48,204	1,464
National Oilwell Varco, Inc.	66,757	5,292
Newfield Exploration Co. (a)	20,600	1,566
Noble Corp.	42,500	1,939
Noble Energy, Inc.	27,610	2,669
Occidental Petroleum Corp.	131,744	13,766
Peabody Energy Corp.	42,524	3,060
Pioneer Natural Resources Co.	18,000	1,835
QEP Resources, Inc.	29,968	1,215
Range Resources Corp.	27,400	1,602
Rowan Cos., Inc. (a)	19,620	867
Schlumberger, Ltd.	220,458	20,560
Southwestern Energy Co. (a)	54,500	2,342
Spectra Energy Corp.	102,398	2,783
Sunoco, Inc.	20,384	929
Tesoro Corp. (a)	26,365	707
Valero Energy Corp.	89,109	2,657
Williams Cos., Inc.	92,268	2,877

		257,382

Financials — 15.9%
ACE Ltd.	53,800	3,481
AFLAC, Inc.	74,990	3,958
Allstate Corp.	85,006	2,702
American Express Co.	167,364	7,565
American International Group, Inc. (a)	24,133	848
Ameriprise Financial, Inc.	39,107	2,389
AON Corp.	51,947	2,751
Apartment Investment & Management Co. Class A	21,052	536
Assurant, Inc.	18,231	702
AvalonBay Communities, Inc.	13,198	1,585
Bank of America Corp.	1,628,971	21,714
Bank of New York Mellon Corp.	197,985	5,914
BB&T Corp.	109,870	3,016
Berkshire Hathaway, Inc. Class B (a)	279,503	23,375
Boston Properties, Inc.	21,967	2,084
Capital One Financial Corp.	72,463	3,765
CB Richard Ellis Group, Inc. Class A (a)	47,275	1,262
Charles Schwab Corp.	156,893	2,829
Chubb Corp.	48,175	2,954
Cincinnati Financial Corp.	27,114	889
Citigroup, Inc. (a)(b)	4,692,702	20,742
CME Group, Inc.	10,591	3,194
Comerica, Inc.	30,144	1,107
Developers Diversified Realty Corp.	1,532	21
Discover Financial Services	85,205	2,055
E*Trade Financial Corp. (a)	33,931	530
Equity Residential	44,857	2,530
Federated Investors, Inc. Class B	14,870	398
Fifth Third Bancorp	151,116	2,098

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
First Horizon National Corp. (a)	46,055	$516
Franklin Resources, Inc.	22,980	2,874
Genworth Financial, Inc. Class A (a)	83,951	1,130
Goldman Sachs Group, Inc.	84,334	13,364
Hartford Financial Services Group, Inc.	69,797	1,880
HCP, Inc.	60,000	2,276
Health Care REIT, Inc.	29,200	1,531
Hudson City Bancorp, Inc.	89,992	871
Huntington Bancshares, Inc.	145,556	967
IntercontinentalExchange, Inc. (a)	12,480	1,542
Invesco Ltd.	72,300	1,848
J.P. Morgan Chase & Co.	644,115	29,694
Janus Capital Group, Inc.	31,407	392
KeyCorp	150,475	1,336
Kimco Realty Corp.	66,369	1,217
Legg Mason, Inc.	26,842	969
Leucadia National Corp.	33,636	1,263
Lincoln National Corp.	54,092	1,625
Loews Corp.	49,731	2,143
M & T Bank Corp.	18,637	1,649
Marsh & McLennan Cos., Inc.	85,653	2,553
Marshall & Ilsley Corp.	86,593	692
Mastercard, Inc. Class A	15,400	3,877
MetLife, Inc.	168,396	7,532
Moody’s Corp.	34,766	1,179
Morgan Stanley	250,930	6,855
NASDAQ OMX Group, Inc. (a)	25,400	656
Northern Trust Corp.	38,006	1,929
NYSE Euronext	44,600	1,569
Paychex, Inc.	50,338	1,579
People’s United Financial, Inc.	63,000	793
PNC Financial Services Group, Inc.	83,717	5,273
Principal Financial Group, Inc.	50,091	1,608
Progressive Corp.	104,301	2,204
ProLogis	88,691	1,417
Prudential Financial, Inc.	77,239	4,756
Public Storage, Inc.	21,987	2,439
Regions Financial Corp.	214,589	1,558
Simon Property Group, Inc.	46,615	4,995
SLM Corp. (a)	82,954	1,269
State Street Corp. (c)	79,725	3,583
SunTrust Banks, Inc.	78,718	2,270
T. Rowe Price Group, Inc.	40,475	2,688
Torchmark Corp.	13,721	912
Total System Services, Inc.	27,675	499
Travelers Cos., Inc.	68,904	4,098
U.S. Bancorp	306,652	8,105
Unum Group	54,229	1,424
Ventas, Inc.	26,800	1,455
Visa, Inc.	77,700	5,720
Vornado Realty Trust	25,614	2,241
Wells Fargo Co.	847,549	26,867
Western Union Co.	103,085	2,141
XL Capital, Ltd. Class A	55,268	1,360
Zions Bancorp	30,453	702

		314,879

Health Care — 10.6%
Abbott Laboratories	250,706	12,297
Aetna, Inc.	62,950	2,356
Allergan, Inc.	48,792	3,465
AmerisourceBergen Corp.	42,686	1,689
Amgen, Inc. (a)	151,136	8,078
Baxter International, Inc.	92,761	4,988
Becton, Dickinson & Co.	36,397	2,898
Biogen Idec, Inc. (a)	37,631	2,762
Boston Scientific Corp. (a)	237,834	1,710
Bristol-Myers Squibb Co.	273,416	7,226
C.R. Bard, Inc.	14,097	1,400
Cardinal Health, Inc.	54,957	2,260
CareFusion Corp. (a)	37,678	1,063
Celgene Corp. (a)	74,818	4,304
Cephalon, Inc. (a)	13,300	1,008
Cerner Corp. (a)	11,700	1,301
CIGNA Corp.	42,396	1,877
Coventry Health Care, Inc. (a)	26,203	836
Covidien PLC	77,600	4,031
DaVita, Inc. (a)	16,600	1,419
Dentsply International, Inc.	24,300	899
Edwards Lifesciences Corp. (a)	18,500	1,610
Eli Lilly & Co.	161,775	5,690
Express Scripts, Inc. (a)	83,898	4,666
Forest Laboratories, Inc. (a)	48,802	1,576
Genzyme Corp. (a)	40,992	3,122
Gilead Sciences, Inc. (a)	129,299	5,487
Hospira, Inc. (a)	27,503	1,518
Humana, Inc. (a)	26,007	1,819
Intuitive Surgical, Inc. (a)	6,200	2,067
Johnson & Johnson	443,449	26,274
Laboratory Corp. of America Holdings (a)	15,622	1,439
Life Technologies Corp. (a)	28,787	1,509
McKesson Corp.	40,055	3,166
Mead Johnson Nutrition Co.	32,118	1,861
Medco Health Solutions, Inc. (a)	67,468	3,789
Medtronic, Inc.	172,378	6,783
Merck & Co., Inc.	499,070	16,474
Mylan, Inc. (a)	68,009	1,542
Patterson Cos., Inc.	16,494	531
Pfizer, Inc.	1,293,711	26,275
Quest Diagnostics, Inc.	24,200	1,397
St. Jude Medical, Inc. (a)	53,326	2,734
Stryker Corp.	54,089	3,289

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Health Care — (continued)
Tenet Healthcare Corp. (a)	73,370	$547
UnitedHealth Group, Inc.	175,696	7,941
Varian Medical Systems, Inc. (a)	18,160	1,228
Watson Pharmaceuticals, Inc. (a)	21,446	1,201
Wellpoint, Inc.	62,538	4,365
Zimmer Holdings, Inc. (a)	30,852	1,867

		209,634

Industrials — 11.5%
3M Co.	115,972	10,843
Amphenol Corp. Class A	27,000	1,469
Avery Dennison Corp.	18,488	776
Boeing Co.	117,288	8,671
Caterpillar, Inc.	102,979	11,467
CH Robinson Worldwide, Inc.	26,061	1,932
Cintas Corp.	21,588	653
CSX Corp.	59,438	4,672
Cummins, Inc.	31,358	3,437
Danaher Corp.	85,272	4,426
Deere & Co.	67,637	6,553
Dover Corp.	29,195	1,919
Eaton Corp.	53,190	2,949
Emerson Electric Co.	120,248	7,026
Equifax, Inc.	22,083	858
Expeditors International Washington, Inc.	33,220	1,666
Fastenal Co.	25,200	1,634
FedEx Corp.	50,100	4,687
First Solar, Inc. (a)	9,270	1,491
Flir Systems, Inc.	27,100	938
Flowserve Corp.	9,500	1,224
Fluor Corp.	28,060	2,067
General Dynamics Corp.	60,061	4,598
General Electric Co. (b)	1,719,733	34,481
Goodrich Co.	19,645	1,680
Honeywell International, Inc.	124,581	7,439
Huntington Ingalls Industries, Inc. (a)	7,718	320
Illinois Tool Works, Inc.	78,871	4,237
Ingersoll-Rand PLC	51,100	2,469
Iron Mountain, Inc.	32,200	1,006
ITT Industries, Inc.	28,692	1,723
Jacobs Engineering Group, Inc. (a)	20,400	1,049
Joy Global, Inc.	16,600	1,640
L-3 Communications Holdings, Inc.	19,303	1,512
Leggett & Platt, Inc.	24,998	612
Lockheed Martin Corp.	46,852	3,767
Masco Corp.	57,123	795
Monster Worldwide, Inc. (a)	22,609	360
Norfolk Southern Corp.	57,655	3,994
Northrop Grumman Corp.	46,311	2,904
PACCAR, Inc.	57,774	3,025
Pall Corp.	19,709	1,135
Parker-Hannifin Corp.	25,403	2,405
Pitney Bowes, Inc.	34,927	897
Precision Castparts Corp.	22,607	3,327
Quanta Services, Inc. (a)	36,800	825
R.R. Donnelley & Sons Co.	36,109	683
Raytheon Co.	57,682	2,934
Republic Services, Inc.	52,503	1,577
Robert Half International, Inc.	23,440	717
Rockwell Automation, Inc.	23,405	2,215
Rockwell Collins, Inc.	24,231	1,571
Roper Industries, Inc.	16,200	1,401
Ryder Systems, Inc.	7,921	401
Southwest Airlines Co.	127,686	1,613
Stericycle, Inc. (a)	14,800	1,312
Textron, Inc.	46,939	1,286
Thermo Fisher Scientific, Inc. (a)	63,024	3,501
Tyco International Ltd.	77,600	3,474
Union Pacific Corp.	78,768	7,745
United Parcel Service, Inc. Class B	160,446	11,924
United Technologies Corp.	149,678	12,670
W.W. Grainger, Inc.	9,969	1,373
Waste Management, Inc.	75,239	2,809

		226,764

Information Technology — 16.8%
Adobe Systems, Inc. (a)	80,457	2,668
Advanced Micro Devices, Inc. (a)	99,186	853
Agilent Technologies, Inc. (a)	54,568	2,444
Akamai Technologies, Inc. (a)	31,124	1,183
Altera Corp.	48,754	2,146
Analog Devices, Inc.	46,869	1,846
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	148,884	51,879
Applied Materials, Inc.	211,707	3,307
Autodesk, Inc. (a)	38,876	1,715
Automatic Data Processing, Inc.	78,317	4,018
BMC Software, Inc. (a)	29,221	1,453
Broadcom Corp. Class A	77,759	3,062
CA, Inc.	63,199	1,528
Cisco Systems, Inc. (a)	897,719	15,396
Citrix Systems, Inc. (a)	29,467	2,165
Cognizant Technology Solutions Corp. Class A (a)	48,184	3,922
Computer Sciences Corp.	26,444	1,289
Compuware Corp. (a)	37,450	433
Corning, Inc.	248,876	5,134
Dell, Inc. (a)	266,550	3,868
Dun & Bradstreet Corp.	8,500	682
Electronic Arts, Inc. (a)	56,700	1,107

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Information Technology — (continued)
EMC Corp. (a)	334,684	$8,886
F5 Networks, Inc. (a)	13,800	1,415
Fidelity National Information Services, Inc.	43,277	1,415
Fiserv, Inc. (a)	25,452	1,596
Google, Inc. Class A (a)	40,290	23,618
Harris Corp.	21,900	1,086
Hewlett-Packard Co.	352,016	14,422
Intel Corp.	888,056	17,912
International Business Machines Corp.	197,142	32,148
Intuit, Inc. (a)	43,963	2,334
Jabil Circuit, Inc.	31,651	647
Juniper Networks, Inc. (a)	82,793	3,484
KLA-Tencor Corp.	28,505	1,350
Lexmark International Group, Inc. Class A (a)	12,642	468
Linear Technology Corp.	36,963	1,243
LSI Corp. (a)	105,362	716
MEMC Electronic Materials, Inc. (a)	36,378	471
Microchip Technology, Inc.	32,489	1,235
Micron Technology, Inc. (a)	146,362	1,677
Microsoft Corp. (b)	1,195,535	30,319
Molex, Inc.	23,305	585
Motorola Mobility Holdings, Inc. (a)	50,183	1,224
Motorola Solutions, Inc. (a)	52,752	2,357
National Semiconductor Corp.	42,096	604
NetApp, Inc. (a)	57,257	2,759
Novell, Inc. (a)	60,120	357
Novellus Systems, Inc. (a)	15,230	566
NVIDIA Corp. (a)	91,556	1,690
Oracle Corp.	625,462	20,872
PerkinElmer, Inc.	21,118	555
QUALCOMM, Inc.	266,111	14,591
Red Hat, Inc. (a)	31,300	1,421
SAIC, Inc. (a)	50,200	849
Salesforce.com, Inc. (a)	18,600	2,485
SanDisk Corp. (a)	38,867	1,791
Symantec Corp. (a)	122,163	2,265
Tellabs, Inc.	63,030	330
Teradata Corp. (a)	25,620	1,299
Teradyne, Inc. (a)	28,149	501
Texas Instruments, Inc.	187,399	6,477
VeriSign, Inc.	29,421	1,065
Waters Corp. (a)	15,565	1,353
Western Digital Corp. (a)	39,300	1,466
Xerox Corp.	218,801	2,330
Xilinx, Inc.	42,402	1,391
Yahoo!, Inc. (a)	206,619	3,440

		333,163

Materials — 3.8%
Air Products & Chemicals, Inc.	33,909	3,058
Airgas, Inc.	11,300	751
AK Steel Holding Corp.	20,000	316
Alcoa, Inc.	173,949	3,070
Allegheny Technologies, Inc.	17,228	1,167
Ball Corp.	30,124	1,080
Bemis Co., Inc.	18,462	606
CF Industries Holdings, Inc.	12,150	1,662
Cliffs Natural Resources, Inc.	21,200	2,084
Dow Chemical Co.	185,228	6,992
E.I. Du Pont de Nemours & Co.	149,512	8,219
Eastman Chemical Co.	12,204	1,212
Ecolab, Inc.	36,366	1,855
FMC Corp.	12,600	1,070
Freeport-McMoRan Copper & Gold, Inc. Class B	150,504	8,360
International Flavors & Fragrances, Inc.	13,031	812
International Paper Co.	68,711	2,074
MeadWestvaco Corp.	26,720	810
Monsanto Co.	85,555	6,182
Newmont Mining Corp.	78,406	4,279
Nucor Corp.	49,754	2,290
Owens-Illinois, Inc. (a)	28,000	845
Plum Creek Timber Co., Inc.	27,611	1,204
PPG Industries, Inc.	25,671	2,444
Praxair, Inc.	48,711	4,949
Sealed Air Corp.	27,292	728
Sherwin-Williams Co.	15,296	1,285
Sigma-Aldrich Corp.	20,934	1,332
Titanium Metals Corp. (a)	16,600	308
United States Steel Corp.	24,578	1,326
Vulcan Materials Co.	22,561	1,029
Weyerhaeuser Co.	84,074	2,068

		75,467

Telecommunication Services — 3.0%
American Tower Corp. Class A (a)	63,200	3,275
AT&T, Inc.	954,350	29,203
CenturyTel, Inc.	47,673	1,981
Frontier Communications Corp.	169,844	1,396
JDS Uniphase Corp. (a)	38,023	793
MetroPCS Communications, Inc. (a)	44,800	728
Qwest Communications International, Inc.	273,390	1,867
Sprint Nextel Corp. (a)	469,465	2,178
Verizon Communications, Inc.	457,866	17,646
Windstream Corp.	82,613	1,063

		60,130

Utilities — 3.1%
AES Corp. (a)	102,795	1,336

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Utilities — (continued)
Ameren Corp.	40,960	$1,150
American Electric Power Co., Inc.	75,952	2,669
CenterPoint Energy, Inc.	72,311	1,270
CMS Energy Corp.	37,956	746
Consolidated Edison, Inc.	45,752	2,321
Constellation Energy Group, Inc.	34,214	1,065
Dominion Resources, Inc.	92,262	4,124
DTE Energy Co.	27,684	1,355
Duke Energy Corp.	210,420	3,819
Edison International	51,119	1,870
Entergy Corp.	28,498	1,915
Exelon Corp.	105,221	4,339
FirstEnergy Corp.	66,722	2,475
Integrys Energy Group, Inc.	13,216	668
NextEra Energy, Inc.	66,021	3,639
Nicor, Inc.	7,800	419
NiSource, Inc.	48,582	932
Northeast Utilities	30,100	1,042
NRG Energy, Inc. (a)	42,200	909
Oneok, Inc.	18,600	1,244
Pepco Holdings, Inc.	38,400	716
PG&E Corp.	62,026	2,740
Pinnacle West Capital Corp.	18,560	794
PPL Corp.	75,875	1,920
Progress Energy, Inc.	46,081	2,126
Public Service Enterprise Group, Inc.	79,924	2,518
SCANA Corp.	19,300	760
Sempra Energy	37,686	2,016
Southern Co.	133,643	5,093
TECO Energy, Inc.	34,951	656
Wisconsin Energy Corp.	40,200	1,226
Xcel Energy, Inc.	72,051	1,721

		61,593

TOTAL COMMON STOCKS (Cost $1,154,161)		1,948,349

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Bill(b)(e)(f) 0.13% due 04/07/11	$3,765	3,765

	Par	Market
	Amount	Value
	(000)	(000)
United States Treasury Bill(b)(e)(f) 0.07% due 05/19/11	$350	$350

TOTAL U.S. GOVERNMENT SECURITIES (Cost $4,115)		4,115

	Shares
	(000)
MONEY MARKET FUNDS — 1.3%
AIM Short Term Investment Prime Portfolio	26,445	26,445
Federated Money Market Obligations Trust	577	577

TOTAL MONEY MARKET FUNDS (Cost $27,022)		27,022

TOTAL INVESTMENTS(g),† — 99.9%
(Identified cost $1,185,298(h))		1,979,485

Other Assets in Excess of Liabilities — 0.1%		2,365

NET ASSETS — 100.0%		$1,981,850

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011 was $853,433 and $59,246, respectively, resulting in net unrealized appreciation of investment of $794,187.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,948,349	$—	$—	$1,948,349
U.S. Government Securities	—	4,115	—	4,115
Money Market Funds	27,022	—	—	27,022
OTHER ASSETS:
Futures contracts	551	—	—	551

TOTAL ASSETS	$1,975,922	$4,115	$—	$1,980,037

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Derivatives
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number	Notional	Unrealized
	of	Value	Appreciation
	Contracts	(000)	(000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 06/2011	501	$32,540	$551

Total unrealized appreciation on open futures contracts purchased			$551

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.
The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended March 31, 2011:
Asset Derivatives (1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$551	$—	$—	$551

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

*	Includes cumulative appreciation/ depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
Transactions in derivative instruments during the three months ended March 31, 2011, were as follows:
Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,095	$—	$—	$2,095
Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$9	$—	$—	$9
The average notional of futures outstanding during the period ended March 31, 2011, was $39,324,136.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at March 31, 2011 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased				for the three
		for the three	Shares sold for	Number of shares	Value at	months ended	Realized loss
Security	Number of shares	months ended	the three months	held at	3/31/2011	3/31/2011	on shares sold
Description	held at 12/31/10	3/31/2011	ended 3/31/2011	3/31/2011	(000)	(000)	(000)

State Street Corp.	85,825	—	6,100	79,725	$3,583	$14	$(3)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.
State Street Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER — 2.8%
Aspen Funding Corp. (a)	0.315%	04/06/2011	04/06/2011	$105,000,000	$104,995,479
Aspen Funding Corp. (a)	0.320%	04/07/2011	04/07/2011	100,000,000	99,994,667
Aspen Funding Corp. (a)	0.310%	04/26/2011	04/26/2011	200,000,000	199,956,944
Kells Funding LLC (a)	0.260%	05/13/2011	05/13/2011	125,000,000	124,954,792
Newport Funding Corp. (a)	0.315%	04/04/2011	04/04/2011	75,000,000	74,998,062
Solitaire Funding LLC (a)	0.320%	04/04/2011	04/04/2011	102,000,000	101,997,280
Solitaire Funding LLC (a)	0.300%	06/27/2011	06/27/2011	65,000,000	64,952,875

TOTAL ASSET BACKED COMMERCIAL PAPER					771,850,099

FINANCIAL COMPANY COMMERCIAL PAPER — 7.8%
Bank of Nova Scotia	0.100%	04/01/2011	04/01/2011	120,000,000	120,000,000
Credit Suisse	0.320%	05/17/2011	05/17/2011	170,000,000	169,930,489
Credit Suisse	0.325%	05/20/2011	05/20/2011	430,000,000	429,812,711
General Electric Capital Corp.	0.320%	04/11/2011	04/11/2011	50,000,000	49,995,556
General Electric Capital Corp.	0.325%	04/13/2011	04/13/2011	100,000,000	99,989,333
General Electric Capital Corp.	0.305%	07/25/2011	07/25/2011	225,000,000	224,784,375
General Electric Capital Corp.	0.300%	09/12/2011	09/12/2011	100,000,000	99,863,334
Nationwide Building Society (a)	0.370%	07/15/2011	07/15/2011	100,000,000	99,895,000
NRW Bank (a)	0.305%	04/18/2011	04/18/2011	100,000,000	99,985,597
NRW Bank (a)	0.305%	04/19/2011	04/19/2011	250,000,000	249,961,875
NRW Bank (a)	0.300%	05/09/2011	05/09/2011	100,000,000	99,968,333
Svenska Handelsbanken AB (a)	0.290%	05/13/2011	05/13/2011	400,000,000	399,867,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,144,053,603

CERTIFICATES OF DEPOSIT — 54.2%
Bank of Montreal (b)	0.288%	04/26/2011	07/26/2011	91,000,000	91,000,000
Bank of Nova Scotia	0.270%	04/21/2011	04/21/2011	150,000,000	150,000,000
Bank of Nova Scotia	0.280%	05/26/2011	05/26/2011	95,000,000	95,000,000
Bank of Nova Scotia	0.290%	06/10/2011	06/10/2011	95,000,000	95,000,000
Bank of Nova Scotia	0.260%	06/17/2011	06/17/2011	525,000,000	525,000,000
Bank of Nova Scotia (b)	0.384%	05/16/2011	03/16/2012	38,000,000	38,000,000
Barclays Bank (b)	0.586%	04/13/2011	06/13/2011	100,000,000	100,000,000
Barclays Bank (b)	0.575%	04/15/2011	07/15/2011	450,000,000	450,000,000
Barclays Bank (b)	0.536%	04/14/2011	11/14/2011	500,000,000	500,000,000
Bnk of Tokyo — Mitsubishi	0.310%	04/14/2011	04/14/2011	210,000,000	210,000,000
Bnk of Tokyo — Mitsubishi	0.300%	04/20/2011	04/20/2011	200,000,000	200,000,000
Bnk of Tokyo — Mitsubishi	0.290%	06/03/2011	06/03/2011	125,000,000	125,000,000
BNP Paribas	0.410%	05/19/2011	05/19/2011	250,000,000	250,000,000
BNP Paribas	0.500%	06/06/2011	06/06/2011	400,000,000	400,000,000
BNP Paribas	0.530%	06/13/2011	06/13/2011	300,000,000	300,000,000
BNP Paribas	0.560%	08/11/2011	08/11/2011	225,000,000	225,000,000
Canadian Imperial Bank of Commerce (b)	0.304%	04/19/2011	07/19/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank	0.350%	04/01/2011	04/01/2011	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.400%	07/14/2011	07/14/2011	300,000,000	300,000,000
Credit Agricole Corporate and Investment Bank (b)	0.508%	04/01/2011	09/01/2011	400,000,000	400,000,000
Credit Agricole Corporate and Investment Bank (b)	0.506%	04/07/2011	09/07/2011	200,000,000	200,000,000
Credit Suisse	0.320%	07/25/2011	07/25/2011	195,000,000	195,000,000
Credit Suisse (b)	0.409%	04/05/2011	04/04/2012	187,000,000	187,000,000
Deustche Bank AG	0.300%	04/04/2011	04/04/2011	225,000,000	225,000,000
Deustche Bank AG	0.330%	05/10/2011	05/10/2011	200,000,000	200,000,000
Deustche Bank AG	0.320%	07/25/2011	07/25/2011	600,000,000	600,000,000
ING Bank NV	0.390%	04/05/2011	04/05/2011	400,000,000	400,000,000
ING Bank NV	0.430%	06/13/2011	06/13/2011	200,000,000	200,000,000
ING Bank NV	0.410%	08/08/2011	08/08/2011	150,000,000	150,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT (continued)
ING Bank NV	0.480%	08/15/2011	08/15/2011	$175,000,000	$175,000,000
ING Bank NV	0.430%	09/01/2011	09/01/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.390%	04/11/2011	04/11/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.400%	06/24/2011	06/24/2011	300,000,000	300,000,000
Lloyds TSB Bank	0.400%	06/27/2011	06/27/2011	200,000,000	200,000,000
Lloyds TSB Bank	0.400%	07/01/2011	07/01/2011	450,000,000	450,000,000
Lloyds TSB Bank	0.400%	08/29/2011	08/29/2011	150,000,000	150,000,000
National Australia Bank Ltd.	0.333%	05/16/2011	05/16/2011	400,000,000	400,001,249
Nordea Bank Finland	0.300%	04/13/2011	04/13/2011	200,000,000	200,000,000
Rabobank Nederland NV	0.320%	05/10/2011	05/10/2011	55,000,000	55,000,000
Rabobank Nederland NV	0.380%	07/13/2011	07/13/2011	400,000,000	400,000,000
Rabobank Nederland NV	0.360%	08/25/2011	08/25/2011	200,000,000	200,000,000
Rabobank Nederland NV (b)	0.340%	04/07/2011	12/07/2011	250,000,000	250,000,000
Rabobank Nederland NV (b)	0.360%	04/04/2011	04/02/2012	225,000,000	225,000,000
Royal Bank of Canada	0.330%	08/15/2011	08/15/2011	115,000,000	115,000,000
Royal Bank of Scotland (b)	0.453%	04/15/2011	04/15/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.400%	06/15/2011	06/15/2011	150,000,000	150,000,000
Royal Bank of Scotland	0.510%	08/08/2011	08/08/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.510%	08/12/2011	08/12/2011	200,000,000	200,000,000
Royal Bank of Scotland	0.510%	08/22/2011	08/22/2011	200,000,000	200,000,000
Royal Bank of Scotland (b)	0.494%	04/18/2011	09/12/2011	300,000,000	300,000,000
Societe Generale	0.430%	05/16/2011	05/16/2011	200,000,000	200,000,000
Societe Generale	0.450%	07/05/2011	07/05/2011	400,000,000	400,000,000
Societe Generale	0.480%	09/01/2011	09/01/2011	225,000,000	225,000,000
Societe Generale (b)	0.540%	04/07/2011	09/07/2011	250,000,000	250,000,000
Standard Chartered Bank	0.350%	05/16/2011	05/16/2011	100,000,000	100,000,000
Standard Chartered Bank	0.350%	06/20/2011	06/20/2011	110,000,000	110,000,000
Svenska Handelsbanken AB	0.280%	04/27/2011	04/27/2011	100,000,000	100,000,000
Toronto Dominion Bank (b)	0.318%	04/28/2011	10/28/2011	72,000,000	72,000,000
Toronto Dominion Bank (b)	0.336%	04/12/2011	01/12/2012	111,000,000	111,000,000
UBS AG	0.380%	04/11/2011	04/11/2011	250,000,000	250,000,000
UBS AG	0.380%	06/27/2011	06/27/2011	200,000,000	200,000,000
UBS AG	0.390%	09/26/2011	09/26/2011	600,000,000	600,000,000

TOTAL CERTIFICATES OF DEPOSIT					14,799,001,249

OTHER NOTES — 7.5%
Bank of America NA (b)	0.603%	04/26/2011	05/20/2011	8,526,000	8,526,000
Bank of America NA	0.370%	06/20/2011	06/20/2011	172,000,000	172,000,000
Bank of America NA (b)	0.348%	04/27/2011	07/27/2011	75,000,000	75,000,000
Bank of America NA (b)	0.361%	04/01/2011	08/01/2011	230,000,000	230,000,000
Bank of America NA (b)	0.334%	04/26/2011	08/22/2011	200,000,000	200,000,000
Bank of America NA (b)	0.325%	04/15/2011	09/15/2011	125,000,000	125,000,000
Canadian Imperial Bank	0.090%	04/01/2011	04/01/2011	165,000,000	165,000,000
Commonwealth Bank of Australia (b)(c)	0.374%	04/27/2011	04/27/2012	31,000,000	31,000,000
DnB NOR Bank ASA	0.100%	04/01/2011	04/01/2011	150,000,000	150,000,000
Nordea Bank AB (b)(c)	0.414%	05/18/2011	04/18/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.384%	05/16/2011	03/16/2012	107,000,000	107,000,000
Royal Bank of Canada	0.100%	04/01/2011	04/01/2011	83,000,000	83,000,000
Svenska Handelsbanken AB (b)(c)	0.412%	05/09/2011	04/09/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.364%	05/17/2011	04/17/2012	300,000,000	300,000,000
Wells Fargo Bank NA	0.020%	04/01/2011	04/01/2011	70,000,000	70,000,000
Wells Fargo Bank NA	0.050%	04/01/2011	04/01/2011	70,000,000	70,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
OTHER NOTES (continued)
Westpac Banking Corp. (b)	0.374%	04/28/2011	04/27/2012	$35,000,000	$35,000,000

TOTAL OTHER NOTES					2,035,526,000

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 12.8%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Farm Credit Bank, 0.000% due 01/24/13 - 01/25/13, Federal Home Loan Bank, 3.125% - 4.100% due 12/13/13 - 10/25/30 and Federal National Mortgage Association, 0.000% due 06/29/11 - 09/28/11 valued at $518,160,874); proceeds $508,002,258	0.160%	04/01/2011	04/01/2011	508,000,000	508,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% - 6.000% due 03/01/26 - 03/01/41, Federal National Mortgage Association, 3.500% - 5.000% due 12/01/25 - 04/01/40 and a Government National Mortgage Association, 4.500% due 02/15/41 valued at $346,800,000); proceeds $340,001,700	0.180%	04/01/2011	04/01/2011	340,000,000	340,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% - 5.500% due 03/01/29 - 01/15/40, Federal National Mortgage Association, 5.000% - 5.500% due 01/01/36 - 05/01/40 and Government National Mortgage Association, 3.500% - 6.00% due 01/15/25 - 02/20/41 valued at $510,000,001); proceeds $500,002,639	0.190%	04/01/2011	04/01/2011	500,000,000	500,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal National Mortgage Association, 0.000% - 143.125% due 03/25/18 - 03/25/41 valued at $255,000,001); proceeds $250,001,389	0.200%	04/01/2011	04/01/2011	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a Federal National Mortgage Association, 2.000% - 2.250% due 03/25/39 - 06/25/39 valued at $204,000,000); proceeds $200,000,889	0.160%	04/01/2011	04/01/2011	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal National Mortgage Association, 2.000% due 12/25/23 - 06/25/38 valued at $510,000,001); proceeds $500,002,083	0.150%	04/01/2011	04/01/2011	500,000,000	500,000,000

State Street Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Mortgage Corporation, 4.000% - 6.000% due 05/01/21 - 09/01/40 and Federal National Mortgage Association, 4.500% - 6.000% due 11/01/19 - 04/01/40 valued at $306,000,001); proceeds $300,001,250	0.150%	04/01/2011	04/01/2011	$300,000,000	$300,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Mortgage Corporation, 3.000% - 7.000% due 03/01/14 - 04/01/41, Federal National Mortgage Association, 3.000% - 7.000% due 09/01/13 - 12/01/48 and U.S. Treasury Strips, 1.250% - 8.000% due 01/31/13 - 11/15/21 valued at $918,000,000); proceeds $900,004,500	0.180%	04/01/2011	04/01/2011	900,000,000	900,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,498,000,000

TREASURY REPURCHASE AGREEMENTS — 13.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 0.625% - 5.125% due 06/30/11 - 05/15/18 valued at $1,922,700,090); proceeds $1,885,002,618	0.050%	04/01/2011	04/01/2011	1,885,000,000	1,885,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 1.000% - 3.125% due 12/31/11 - 05/31/17 valued at $818,040,080); proceeds $802,002,228	0.100%	04/01/2011	04/01/2011	802,000,000	802,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Notes, 0.625% - 4.625% due 02/29/12 - 05/15/17 valued at $765,001,449); proceeds $750,002,083	0.100%	04/01/2011	04/01/2011	750,000,000	750,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strip, 2.250% due 03/31/16 valued at $204,000,044); proceeds $200,000,556	0.100%	04/01/2011	04/01/2011	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,637,000,000

TOTAL INVESTMENTS(d)(e)† — 98.4%					26,885,430,951
Other Assets in Excess of Liabilities — 1.6%					445,272,981

NET ASSETS — 100.0%					$27,330,703,932

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,721,527,904 or 6.30% of net assets as of March 31, 2011.

(b)	Variable Rate Security — Interest Rate is in effect as of March 31, 2011.

(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $652,000,000 or 2.39% of net assets as of March 31, 2011.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	26,885,430,951
Level 3 — Significant Unobservable Inputs	—

Total Investments	$26,885,430,951

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.
State Street Tax Free Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES — 83.5%
Alabama — 1.1%
Lower Alabama Gas District, Revenue Bonds, Series A, LIQ: Societe Generale (a)	0.270%	04/07/2011	04/07/2011	$3,772,000	$3,772,000

Arizona — 1.2%
Arizona State Board of Regents, Revenue Bonds, Series A, LOC: Lloyds TSB Bank PLC (a)	0.200%	04/07/2011	04/07/2011	4,315,000	4,315,000

California — 3.4%
California Statewide Communities Development Authority, Revenue Bonds, Golden Age Garden Apartments, Series H, INS: Freddie Mac, LIQ: Freddie Mac (a)	0.230%	04/07/2011	04/07/2011	2,520,000	2,520,000
Eastern Municipal Water District, COP, Series E, LIQ: Lloyds TSB Bank (a)	0.190%	04/07/2011	04/07/2011	3,780,000	3,780,000
Metropolitan Water District of Southern California, Revenue Bonds, Series A-2, SPA: Banco Bilbao Vizcaya (a)	0.300%	04/07/2011	04/07/2011	2,990,000	2,990,000
Oakland-Alameda County Coliseum Authority, Revenue Bonds, Coliseum Project, Series C-1, LOC: Bank of New York & California State Teachers Retirement (a)	0.230%	04/07/2011	04/07/2011	2,600,000	2,600,000

					11,890,000

Colorado — 5.4%
Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, LOC: Wells Fargo Bank N.A. (a)	0.240%	04/07/2011	04/07/2011	1,820,000	1,820,000
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family Project, Class I-B3, SPA: Calyon Bank (a)	0.240%	04/07/2011	04/07/2011	4,630,000	4,630,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family Mortgage, Class 1-A3, SPA: Federal Home Loan Bank (a)	0.240%	04/07/2011	04/07/2011	2,255,000	2,255,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2 RMKT 08/26/09, LIQ: Barclays Bank PLC (a)	0.250%	04/07/2011	04/07/2011	2,000,000	2,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds (a)	0.250%	04/07/2011	04/07/2011	3,700,000	3,700,000
University of Colorado Hospital Authority, Revenue Bonds, Series A, LOC: AGM, SPA: Wells Fargo Bank N.A. (a)	0.300%	04/07/2011	04/07/2011	4,535,000	4,535,000

					18,940,000

Connecticut — 3.9%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Greenwich Hospital, Series C, LOC: Bank of America N.A. (a)	0.220%	04/07/2011	04/07/2011	6,000,000	6,000,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series T-2 (a)	0.180%	04/07/2011	04/07/2011	2,500,000	2,500,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale-New Haven Hospital, Series K2, LOC: JP Morgan Chase Bank (a)	0.210%	04/07/2011	04/07/2011	2,920,000	2,920,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Connecticut (continued)
State of Connecticut, GO Unlimited, Series A, SPA: Landesbank Hessen — Thrgn, (a)	0.310%	04/07/2011	04/07/2011	$2,200,000	$2,200,000

					13,620,000

Delaware — 1.2%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A. (a)	0.190%	04/07/2011	04/07/2011	4,400,000	4,400,000

District of Columbia — 2.7%
District of Columbia, Revenue Bonds, ROCs RR II R-11247, INS: BHAC-CR NATL-RE, LIQ: Citibank N.A. (a)	0.260%	04/07/2011	04/07/2011	9,420,000	9,420,000

Florida — 1.2%
Austin Trust Various States, Revenue Bonds, Series 2008-1114, INS: FSA-CR AMBAC, LIQ: Bank of America N.A. (a)	0.350%	04/07/2011	04/07/2011	4,205,000	4,205,000

Georgia — 4.1%
Cobb County Development Authority, Revenue Bonds, American Heart Association, Inc., LOC: Wells Fargo Bank N.A. (a)	0.340%	04/07/2011	04/07/2011	1,055,000	1,055,000
Municipal Electric Authority Georgia, Revenue Bonds, GO of Participants, LOC: Bayerische Landesbank (a)	0.270%	04/07/2011	04/07/2011	1,485,000	1,485,000
Roswell Georgia Housing Authority Multifamily, Revenue Bonds, Chambrel Roswell, INS: Fannie Mae, LIQ: Fannie Mae (a)	0.250%	04/07/2011	04/07/2011	11,980,000	11,980,000

					14,520,000

Illinois — 2.6%
Chicago Board of Education, GO Unlimited, Dedicated Revenue, Series A, LOC: JP Morgan Chase Bank (a)	0.230%	04/01/2011	04/01/2011	3,000,000	3,000,000
Illinois Development Finance Authority Revenue Bonds, World Communications, Inc., LOC: Bank of America N.A. (a)	0.270%	04/07/2011	04/07/2011	1,500,000	1,500,000
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, LOC: JP Morgan Chase Bank, Series B (a)	0.250%	04/07/2011	04/07/2011	4,110,000	4,110,000
Illinois Finance Authority, Revenue Bonds, Revolving Fund Pooled Financing Program, LOC: Bank One N.A. (a)	0.250%	04/07/2011	04/07/2011	500,000	500,000

					9,110,000

Indiana — 2.0%
Indiana Finance Authority, Revenue Bonds, Clarian Health Partners, Series D, LOC: Northern Trust Company (a)	0.210%	04/07/2011	04/07/2011	6,900,000	6,900,000

Kansas — 4.5%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC (a)	0.160%	04/07/2011	04/07/2011	8,000,000	8,000,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Kansas (continued)
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC (a)	0.160%	04/07/2011	04/07/2011	$5,000,000	$5,000,000
Kansas State Department of Transportation, Revenue Bonds, Series C-1, SPA: JP Morgan Chase Bank (a)	0.190%	04/07/2011	04/07/2011	2,810,000	2,810,000

					15,810,000

Louisiana — 0.4%
Louisiana State Offshore Terminal Authority Deep Water Port, Revenue Bond, Series B, LOC: Bank One N.A. (a)	0.250%	04/07/2011	04/07/2011	1,500,000	1,500,000

Maryland — 2.5%
Baltimore Industrial Development Authority Industrial Dev Rev, Revenue Bonds, Baltimore Capital Acquisition, LOC: Bayerische Landesbank (a)	0.320%	04/07/2011	04/07/2011	1,000,000	1,000,000
Maryland State Economic Development Corporation, Revenue Bonds, Howard Hughes Medical Institution, Series B (a)	0.190%	04/07/2011	04/07/2011	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A. (a)	0.220%	04/07/2011	04/07/2011	3,710,000	3,710,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Bank of New York (a)	0.250%	04/07/2011	04/07/2011	1,215,000	1,215,000

					8,925,000

Massachusetts — 6.7%
Commonwealth of Massachusetts, GO Limited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.240%	04/07/2011	04/07/2011	2,900,000	2,900,000
Dexia Credit Local Certificates Trust, Revenue Bonds, LIQ: Dexia Credit Local (a)	0.410%	04/07/2011	04/07/2011	3,820,000	3,820,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank (a)	0.220%	04/07/2011	04/07/2011	6,000,000	6,000,000
Massachusetts Development Finance Agency, Revenue Bonds, College Holly Cross, Series A, LOC: Bank of America N.A. (a)	0.210%	04/01/2011	04/01/2011	4,475,000	4,475,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Museum Fine A-2, RMKT, 04/02/08, SPA: Bank of America N.A. (a)	0.230%	04/01/2011	04/01/2011	2,575,000	2,575,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-4, INS: GO of Commonwealth, SPA: Barclays Bank PLC (a)	0.180%	04/07/2011	04/07/2011	4,000,000	4,000,000

					23,770,000

Missouri — 2.7%
City of Kansas City, Revenue Bonds, Chouteau I-35 Project-C, LOC: JP Morgan Chase & Co. (a)	0.240%	04/07/2011	04/07/2011	5,550,000	5,550,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Missouri (continued)
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank (a)	0.210%	04/01/2011	04/01/2011	$4,000,000	$4,000,000

					9,550,000

New Hampshire — 2.4%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College Issue, SPA: JP Morgan Chase Bank (a)	0.210%	04/07/2011	04/07/2011	3,125,000	3,125,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, Series B, SPA: JP Morgan Chase Bank (a)	0.200%	04/01/2011	04/01/2011	2,700,000	2,700,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank (a)	0.210%	04/07/2011	04/07/2011	2,690,000	2,690,000

					8,515,000

New Jersey — 0.5%
Essex County New Jersey Improvement Authority, Revenue Bonds, Pooled Governmental Loan Program, LOC: Wells Fargo Bank N.A. (a)	0.200%	04/07/2011	04/07/2011	1,700,000	1,700,000

New York — 7.9%
City of New York, GO Unlimited, Subseries A-5, LOC: Bank of Nova Scotia (a)	0.190%	04/07/2011	04/07/2011	1,000,000	1,000,000
City of New York, GO Unlimited, Subseries H-2, LOC: Bank of New York (a)	0.210%	04/07/2011	04/07/2011	1,290,000	1,290,000
City of New York, GO Unlimited, Subseries H-4, LOC: Bank of New York (a)	0.190%	04/01/2011	04/01/2011	2,450,000	2,450,000
Metropolitan Transportation Authority, Revenue Bonds, SubSeries B-3, LOC: Lloyds TSB Bank PLC (a)	0.220%	04/07/2011	04/07/2011	5,045,000	5,045,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A. (a)	0.210%	04/07/2011	04/07/2011	1,300,000	1,300,000
New York State Local Government Assistance Corp., Revenue Bonds, Series C, LOC: Landesbank Hessen-Thrgn (a)	0.230%	04/07/2011	04/07/2011	4,600,000	4,600,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank North N.A. (a)	0.210%	04/07/2011	04/07/2011	2,400,000	2,400,000
Suffolk County Water Authority, Revenue Bonds, Anticipation Notes, SPA: Bank of Nova Scotia (a)	0.190%	04/07/2011	04/07/2011	4,700,000	4,700,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Bridges Tunnels, Series AB, INS: AGM, SPA: JP Morgan Chase Bank (a)	0.320%	04/07/2011	04/07/2011	1,105,000	1,105,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Series CD RMK, 06/20/07, INS: AGM, SPA: Lloyds TSB Bank PLC (a)	0.260%	04/07/2011	04/07/2011	3,815,000	3,815,000

					27,705,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
North Carolina — 7.6%
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A. (a)	0.230%	04/07/2011	04/07/2011	$965,000	$965,000
City of Greensboro, GO Unlimited, Public Improvement, Series B, SPA: Wachovia Bank N.A. (a)	0.220%	04/07/2011	04/07/2011	1,000,000	1,000,000
City of Greensboro, Revenue Bonds, Series B, SPA: Bank of America N.A. (a)	0.230%	04/07/2011	04/07/2011	1,175,000	1,175,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A. (a)	0.230%	04/07/2011	04/07/2011	1,955,000	1,955,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A. (a)	0.220%	04/07/2011	04/07/2011	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Landesbank Hessen-Thrgn (a)	0.220%	04/07/2011	04/07/2011	6,220,000	6,220,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A. (a)	0.250%	04/07/2011	04/07/2011	1,000,000	1,000,000
Mecklenburg County, GO Unlimited, Public Implements, Series C, SPA: Bank of America N.A. (a)	0.250%	04/07/2011	04/07/2011	2,000,000	2,000,000
State of North Carolina, GO Unlimited, Public Implements, Series E, SPA: Landesbank Hessen-Thrgn (a)	0.250%	04/07/2011	04/07/2011	10,835,000	10,835,000

					26,950,000

Ohio — 0.9%
Ohio State University, Revenue Bonds, Series B (a)	0.200%	04/07/2011	04/07/2011	2,110,000	2,110,000
State of Ohio, Revenue Bonds, Oberlin College Project, SPA: U.S. Bank N.A. (a)	0.240%	04/07/2011	04/07/2011	1,000,000	1,000,000

					3,110,000

Oklahoma — 0.5%
Oklahoma Capital Improvement Authority, Revenue Bonds, Higher Education D3 RMKT 09/19/08, SPA: Bank of America N.A. (a)	0.260%	04/01/2011	04/01/2011	1,600,000	1,600,000

Oregon — 0.9%
Oregon State Facilities Authority, Revenue Bonds, PeaceHealth, LOC: U.S. Bank N.A. (a)	0.220%	04/01/2011	04/01/2011	3,050,000	3,050,000

Pennsylvania — 0.8%
Delaware County Industrial Development Authority, Revenue Bonds, Sun Inc., LOC: Bank of America N.A. (a)	0.250%	04/07/2011	04/07/2011	3,000,000	3,000,000

Rhode Island — 1.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A. (a)	0.240%	04/07/2011	04/07/2011	3,690,000	3,690,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
South Carolina — 3.1%
City of North Charleston, COP, Public Facilities Convention, LOC: Bank of America N.A. (a)	0.250%	04/07/2011	04/07/2011	$3,185,000	$3,185,000
City of Rock Hill, Revenue Bonds, Series B, SPA: Wells Fargo Bank N.A. (a)	0.250%	04/07/2011	04/07/2011	7,755,000	7,755,000

					10,940,000

Texas — 5.2%
Austin County Industrial Development Corp., Revenue Bonds, Justin Industries, Inc. Project, LOC: JP Morgan Chase Bank (a)	0.250%	04/07/2011	04/07/2011	3,500,000	3,500,000
City of Austin, Revenue Bonds, Series B, LOC: Dexia Credit Local (a)	0.310%	04/07/2011	04/07/2011	9,415,000	9,415,000
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A. (a)	0.270%	04/07/2011	04/07/2011	1,000,000	1,000,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank (a)	0.300%	04/07/2011	04/07/2011	2,195,000	2,195,000
University of Texas, University Revenue Bonds, Financing Systems, Series A (a)	0.170%	04/07/2011	04/07/2011	2,200,000	2,200,000

					18,310,000

Utah — 1.3%
City of Murray, Revenue Bonds, IHC Health Services, Inc., Series A, INS: JP Morgan Securities (a)	0.210%	04/07/2011	04/07/2011	1,500,000	1,500,000
Utah State Board of Regents, Revenue Bonds, Hospital University of Utah, LOC: Wells Fargo Bank N.A. (a)	0.250%	04/07/2011	04/07/2011	2,960,000	2,960,000

					4,460,000

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Northeastern Vermont Hospital, Series A, LOC: TD Bank N.A. (a)	0.220%	04/01/2011	04/01/2011	1,000,000	1,000,000

Virginia — 4.4%
Loudoun County Industrial Development Authority, Revenue Bonds, Howard Hughes Medical, Series E (a)	0.200%	04/07/2011	04/07/2011	14,300,000	14,300,000
Loudoun County Industrial Development Authority, Revenue Bonds, Jack Kent Cooke Foundation Project, LOC: Wells Fargo Bank N.A. (a)	0.240%	04/07/2011	04/07/2011	1,360,000	1,360,000

					15,660,000

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
VARIABLE RATE DEMAND NOTES (continued)
Washington — 1.1%
Tulalip Tribes of the Tulalip Reservation Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A. (a)	0.250%	04/07/2011	04/07/2011	3,720,000	3,720,000

TOTAL VARIABLE RATE DEMAND NOTES					294,057,000

	Shares	Market Value
INVESTMENT COMPANY — 16.5%
Dreyfus Tax Exempt Cash Management Fund (b)	58,201,669	$58,201,669

TOTAL INVESTMENTS(c)(d)† — 100.0%		352,258,669
Other Assets in Excess of Liabilities — 0.00%		53,044

NET ASSETS — 100.0%		$352,311,713

(a)	Variable Rate Security — Interest Rate is in effect as of March 31, 2011.

(b)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Acronym	Name
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Company
COP	Certificates of Participation
CR	Custodial Receipts
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL-RE	National Public Finance Guarantee Corporation
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
ROC	Reset Option Certificates
SPA	Standby Purchase Agreement
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value

State Street Tax Free Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$58,201,669
Level 2 — Other Significant Observable Inputs	294,057,000
Level 3 — Significant Unobservable Inputs	—

Total Investments	$352,258,669

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Short-Term Tax Exempt Bond Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Short-Term Tax Exempt Bond Portfolio. The schedule of investments for the State Street Short-Term Tax Exempt Bond Portfolio follows.
State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS — 98.6%
Alaska — 2.8%
Juneau City & Boro GO Unlimited, School, Series A	4.000%	06/01/2011	06/01/2011	$2,660,000	$2,675,162

California — 11.0%
California State Public Works Board Revenue Bonds, Department General Service Buildings 8 & 9 - A	4.000%	04/01/2012	04/01/2012	1,260,000	1,287,670
California Statewide Communities Development Authority Revenue Bonds, Lodi Memorial Hospital, Series A, INS: California Mortgage	4.000%	12/01/2011	12/01/2011	1,000,000	1,011,100
County of Kern, Refunding Revenue COP, Solid Waste System Improvements	4.000%	08/01/2013	08/01/2013	1,490,000	1,578,893
Fontana Unified School District Board Antic Notes, GO Unlimited, Antic Notes (a)	0.510%	12/01/2012	12/01/2012	2,500,000	2,479,000
Irvine Unified School District Special Tax Community Facilities District No. 86-1, INS: Assured GTY	5.000%	09/01/2012	09/01/2012	1,460,000	1,535,190
Mojave Unified School District No. 2, GO Unlimited, Antic Notes (a)	2.580%	06/01/2013	06/01/2013	2,070,000	1,958,717
San Bernardino County Transportation Authority Revenue Bonds, Notes — Series A	4.000%	05/01/2012	05/01/2012	500,000	515,900

					10,366,470

Colorado — 1.2%
Regional Transportation District, COP, Series A, INS:NPFGC	5.000%	06/01/2011	06/01/2011	1,165,000	1,171,850

Connecticut — 3.7%
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University Series A-3 (b)	4.000%	02/07/2013	07/01/2049	2,500,000	2,647,800
Town of Hamden, GO Unlimited, Unrefunded Bal-2005, INS: NPFGC	4.500%	08/15/2012	08/15/2012	830,000	858,370

					3,506,170

Delaware — 1.1%
Delaware State Solid Waste Authority Revenue Bonds, INS: NPFGC	5.000%	06/01/2012	06/01/2012	1,000,000	1,043,820

Florida — 5.8%
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2011	12/01/2011	870,000	882,371
County of Marion Public Improvement, Revenue Bonds, Series 2010, INS: Assured GTY	3.000%	12/01/2012	12/01/2012	575,000	591,721
Hillsborough County School Board, COP, Series A, INS: NPFGC	5.500%	07/01/2012	07/01/2012	2,000,000	2,112,300
Palm Beach County School District, COP, INS: NPFGC	5.000%	08/01/2011	08/01/2011	1,880,000	1,903,237

					5,489,629

Georgia — 3.3%
Fulton-Dekalb Hospital Authority, Revenue Bonds, Certificates, INS: AGM	5.000%	01/01/2013	01/01/2013	1,025,000	1,094,567

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Georgia (continued)
Georgia State Environmental Loan Acquisition Corporation, Revenue Bonds, Local Government Loan Securitization Bonds	1.375%	03/15/2014	03/15/2014	$2,000,000	$2,002,000

					3,096,567

Hawaii — 1.2%
City & County of Honolulu, GO Unlimited, Series B, INS: FSA	5.500%	07/01/2013	07/01/2013	1,000,000	1,100,780

Illinois — 4.1%
Cook County Township High School, District No 227 Rich Township, GO Unlimited, INS: AGM	4.125%	12/01/2013	12/01/2013	2,500,000	2,646,675
Public Building Commission of Peoria, School District Facilities Capital Appreciation, Revenue Bonds, Series A, INS: Assured GTY (a)	2.740%	12/01/2013	12/01/2013	1,300,000	1,209,364

					3,856,039

Indiana — 1.8%
Indiana Bond Bank Revenue Bonds, State Revolving Funding Progress, Series C	5.000%	02/01/2013	02/01/2013	1,600,000	1,720,400

Iowa — 2.1%
Waterloo Community School District School Revenue Bonds, Antic Notes	3.750%	05/01/2012	05/01/2012	2,000,000	2,004,940

Kansas — 1.1%
Johnson County Unified School District No. 229 Blue Valley, GO Unlimited, Series A, INS: AGM	5.000%	10/01/2012	10/01/2012	1,000,000	1,066,820

Louisiana — 2.2%
Louisiana Office Facilities Corp. Revenue Bonds, Capitol Complex Program	2.500%	03/01/2012	03/01/2012	2,000,000	2,030,240

Massachusetts — 1.1%
Commonwealth of Massachusetts, GO Unlimited, Consolidated Loan, Series E, INS: FSA	5.500%	01/01/2013	01/01/2013	1,000,000	1,083,530

Michigan — 1.5%
Central Michigan University, Revenue Bonds	5.000%	10/01/2012	10/01/2012	1,315,000	1,380,119

Minnesota — 2.3%
University of Minnesota, Revenue Bonds, Series A, INS: GO of University	5.000%	12/01/2013	12/01/2013	2,000,000	2,209,100

Missouri — 4.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Metrolink Cross County, Series B	4.000%	10/15/2013	10/15/2013	2,000,000	2,074,020

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Missouri (continued)
Missouri Public Utilities Commission Revenue Bonds, Interim Construction Notes	2.000%	08/01/2011	08/01/2011	$2,000,000	$2,008,600

					4,082,620

Montana — 0.6%
Whitefish Montana Tax Allocation, Emergency Services Contract Project	3.000%	07/15/2011	07/15/2011	605,000	607,680

Nebraska — 1.8%
City of Omaha Revenue Bonds, Refunding Series A	2.000%	12/01/2012	12/01/2012	1,095,000	1,118,203
Omaha Airport Authority Revenue Bonds, Series 1, GO Authority	2.000%	01/01/2013	01/01/2013	545,000	553,518

					1,671,721

Nevada — 2.2%
Clark County, Airport System Junior Subordinate Lien Revenue Bonds, Series E	5.000%	07/01/2012	07/01/2012	1,000,000	1,043,280
Clark County, Bond Bank, GO Limited, INS: FGIC (c)	5.000%	06/01/2011	06/01/2031	1,000,000	1,007,350

					2,050,630

New Jersey — 4.3%
New Jersey Economic Development Authority Revenue Bonds, Transportation Project Sublease-Series A	5.000%	05/01/2012	05/01/2012	1,860,000	1,941,393
New Jersey Higher Education Assistance Authority Revenue Bonds, Series 1-A	4.000%	12/01/2011	12/01/2011	2,065,000	2,103,987

					4,045,380

New York — 5.0%
City of New York, GO Unlimited, Series H	5.000%	08/01/2013	08/01/2013	1,450,000	1,582,443
New York State Dormitory Authority Revenue Bonds, Series B (b)	5.250%	05/15/2012	11/15/2023	2,000,000	2,093,660
Tobacco Settlement Financing Corporation, Asset-Backed Revenue Bonds, Series A	4.000%	06/01/2012	06/01/2012	1,000,000	1,039,320

					4,715,423

North Carolina — 0.3%
North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare, Series 2010 A	3.000%	01/01/2013	01/01/2013	325,000	329,404

Ohio — 2.4%
Ohio Higher Educational Facility Commission Revenue Bonds, Cleveland Clinic Health, Series A	4.000%	01/01/2012	01/01/2012	1,000,000	1,025,470
Ohio State Water Development Authority Revenue Bonds, Loan Fund Water Quality	5.000%	06/01/2012	06/01/2012	1,155,000	1,215,083

					2,240,553

Oklahoma — 4.4%
Cleveland County Public Facilities Authority Revenue Bonds, Norman Public School Project, Series 2010	3.500%	06/01/2012	06/01/2012	2,000,000	2,052,380

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Oklahoma (continued)
Oklahoma County Finance Authority Revenue Bonds, Putnam City Public School Project	4.000%	03/01/2013	03/01/2013	$1,000,000	$1,053,360
Rogers County Educational Facilities Authority, Revenue Bonds, Catoosa Public Schools Project	3.000%	09/01/2012	09/01/2012	1,000,000	1,024,440

					4,130,180

Pennsylvania — 7.6%
Allegheny County, HDA Revenue Bonds, University of Pittsburgh Medical Center, Series B	5.000%	06/15/2011	06/15/2011	1,000,000	1,008,890
City of Philadelphia Water & Wastewater Revenue Bonds, Series A, INS: AMBAC	5.000%	08/01/2012	08/01/2012	1,980,000	2,089,949
Pennsylvania Economic Development Financing Authority Revenue Bonds, Convention Center Project, Series A	5.000%	06/15/2012	06/15/2012	2,000,000	2,091,780
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series AJ	5.000%	06/15/2012	06/15/2012	1,860,000	1,957,706

					7,148,325

South Carolina — 4.8%
City of Rock Hill, Combined Utility System Revenue Bonds, Series C, INS: Assured GTY	4.000%	01/01/2014	01/01/2014	2,315,000	2,461,979
South Carolina Transportation Infrastructure Bank Revenue Bonds, Series A, INS: AMBAC	5.000%	10/01/2011	10/01/2011	2,000,000	2,041,200

					4,503,179

Texas — 8.4%
County of Harris Revenue Bonds, Tax and Subordinate Lien, Series B, INS: AGMC (b)	5.000%	08/15/2012	08/15/2032	2,525,000	2,671,803
Frisco Independent School District, GO Unlimited, INS: PSF GTD	6.500%	08/15/2012	08/15/2012	1,000,000	1,082,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospital System	5.000%	06/01/2012	06/01/2012	2,000,000	2,092,360
Texas A&M University, System Revenue Financing Revenue Bonds, Series B	5.000%	05/15/2013	05/15/2013	1,940,000	2,105,948

					7,952,111

Utah — 1.4%
Utah Associated Municipal Power Systems Revenue Bonds, Payson Power Project, Series A, INS: AGM	5.000%	04/01/2012	04/01/2012	1,250,000	1,302,875

Virginia — 1.8%
Commonwealth of Virginia, Series B, GO Unlimited	5.000%	06/01/2011	06/01/2011	1,655,000	1,667,115

Washington — 3.0%
City of Fife, Local Improvement District No.08-2, Bond Anticipation Notes	2.500%	02/01/2013	02/01/2013	2,000,000	2,021,880

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TAX-EXEMPT OBLIGATIONS (continued)
Washington (continued)
Washington Health Care Facilities Authority, Peacehealth Revenue Bonds	5.000%	11/01/2011	11/01/2011	$795,000	$814,064

					2,835,944

TOTAL TAX-EXEMPT OBLIGATIONS (Cost: $92,519,350)					93,084,776

	Shares
MONEY MARKET FUND — 0.4%
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value) (d)(e)	349,270	349,270

TOTAL MONEY MARKET FUND (Cost: $349,270)		349,270

TOTAL INVESTMENTS(f),(g),† — 99.0% (Cost $92,868,620)		93,434,046
Other Assets in Excess of Liabilities — 1.0%		971,908

NET ASSETS — 100.0%		$94,405,954

(a)	Zero-coupon bond — Interest rate represents current yield maturity.

(b)	Floating Rate Note- Interest rate shown is rate in effect at March 31, 2011.

(c)	Next Rate Reset Date shown is pre-refunded date.

(d)	Affiliated issuer. See table that follows for more information.

(e)	Value determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(f)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, was $619,956 and $54,530 respectively, resulting in net unrealized appreciation of investments of $565,426.

†	Security Valuation: Ordinarily, the Portfolio values each security based upon the last reported sales price or other market quotation for the security in the market in which the security principally trades. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Portfolio will use the security’s fair value, as determined in accordance with procedures approved by the Board of Trustees. Debt obligation securities maturing within 60 days of valuation date are valued at amortized cost. Investments in other mutual funds are valued at the net asset value per share.

Acronym	Name
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTD	Guaranteed
GTY	Guaranty
HDA	Hospital Development Authority
INS	Insured
NPFGC	National Public Finance Guarantee Corporation
PSF	Permanent School Fund

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Obligations	$	$93,084,776	$	$93,084,776
Money Market Fund	349,270			349,270

Total Investments	$349,270	$93,084,776	$	$93,434,046

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ending March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Short-Term Tax Exempt Bond Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
Affiliate Table
Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at March 31, 2011 is listed in the Portfolio of Investments.

		Shares	Shares
		purchased for	sold for			Income earned
	Number of	the three	the three	Number of		for the three	Realized
Security	Shares held at	months ended	months ended	shares held	Value at	months ended	gain on
Description	12/31/10	03/31/11	03/31/11	at 03/31/11	03/31/11	03/31/11	shares sold
State Street Institutional Tax Free Money Market Fund, Institutional Shares (at net asset value)	237,270	16,438,219	16,326,219	349,270	$349,270	$376	$—

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.
State Street U.S. Government Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
GOVERNMENT AGENCY DEBT — 35.7%
Federal Home Loan Bank (a)	0.200%	04/20/2011	04/20/2011	$71,000,000	$70,992,506
Federal Home Loan Bank (b)	0.180%	04/25/2011	05/25/2011	55,000,000	54,996,168
Federal Home Loan Bank (a)	0.203%	06/30/2011	06/30/2011	56,000,000	55,972,000
Federal Home Loan Bank (b)	0.159%	04/20/2011	07/20/2011	75,000,000	74,993,099
Federal Home Loan Bank (b)	0.155%	04/25/2011	07/25/2011	100,000,000	99,980,890
Federal Home Loan Bank (b)	0.153%	04/28/2011	07/28/2011	35,000,000	34,995,099
Federal Home Loan Bank (a)	0.190%	08/25/2011	08/25/2011	186,000,000	185,991,673
Federal Home Loan Bank (b)	0.168%	04/26/2011	08/26/2011	42,000,000	41,990,577
Federal Home Loan Mortgage Corp. (a)	0.200%	04/20/2011	04/20/2011	100,000,000	99,989,444
Federal Home Loan Mortgage Corp. (a)	0.200%	04/25/2011	04/25/2011	25,000,000	24,996,667
Federal Home Loan Mortgage Corp. (a)	0.203%	05/27/2011	05/27/2011	68,238,000	68,216,770
Federal Home Loan Mortgage Corp. (a)	0.203%	05/31/2011	05/31/2011	150,000,000	149,950,000
Federal Home Loan Mortgage Corp. (a)	0.203%	06/20/2011	06/20/2011	40,695,000	40,676,913
Federal Home Loan Mortgage Corp. (a)	0.203%	06/22/2011	06/22/2011	14,000,000	13,993,622
Federal Home Loan Mortgage Corp. (a)	0.203%	07/07/2011	07/07/2011	272,000,000	271,853,422
Federal Home Loan Mortgage Corp. (a)	0.150%	08/02/2011	08/02/2011	250,000,000	249,871,875
Federal National Mortgage Assoc. (a)	0.200%	05/02/2011	05/02/2011	106,000,000	105,981,744
Federal National Mortgage Assoc. (a)	0.193%	06/01/2011	06/01/2011	152,000,000	151,951,065
Federal National Mortgage Assoc. (a)	0.203%	06/22/2011	06/22/2011	24,000,000	23,989,067
Federal National Mortgage Assoc. (b)	0.168%	04/11/2011	08/11/2011	108,000,000	107,985,169

TOTAL GOVERNMENT AGENCY DEBT					1,929,367,770

TREASURY DEBT — 4.3%
U.S. Treasury Bill	0.193%	05/26/2011	05/26/2011	150,000,000	149,955,885
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	35,000,000	34,987,794
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,971,875

TOTAL TREASURY DEBT					234,915,554

					Market
					Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 54.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a Federal Farm Credit Bank, 0.000% due 05/28/13, a Federal Home Loan Bank, 4.805% due 08/20/15, a Federal National Mortgage Association, 0.750% due12/18/13, a Resolution Funding Strip, 0.000% due 15/10/19 valued at $510,000,208); proceeds $500,001,944	0.140%	04/01/2011	04/01/2011	500,000,000	500,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Bank, 0.000% - 3.125% due 06/29/11 - 12/13/13, Federal Home Loan Mortgage Corporation, 0.750% - 5.000% due 12/21/12 - 04/18/17 valued at $550,800,602); proceeds $540,002,400	0.160%	04/01/2011	04/01/2011	540,000,000	540,000,000

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a Federal Farm Credit Bank, 3.625% due 11/16/16, Federal Home Loan Bank, 0.000% - 5.650% due 11/18/11 - 09/27/27, Federal Home Loan Mortgage Corporation, 0.000% - 8.250% due 09/15/11 - 01/15/37, Federal National Mortgage Association, 0.000% - 5.730% due 06/29/11 - 07/29/30, a Financing Corp. Strip Coupon, 8.600% due 09/26/19, Resolution Funding Strip, 0.000% - 8.875% due 10/15/13 - 04/15/30 and Tenn Valley Authority, 4.500% - 7.125% due 05/23/12 - 09/15/60 valued at $612,000,076); proceeds $600,002,500
	0.150%	04/01/2011	04/01/2011	$600,000,000	$600,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a Federal Home Loan Bank, 0.350% due 12/13/11, a Federal Home Loan Mortgage Corporation, 0.000% due 06/27/11, Federal National Mortgage Association, 0.000% - 6.250% due 09/07/11 - 05/15/29, U.S. Treasury Strips, 1.750% - 5.125% due 04/15/13 - 05/15/16 valued at $306,000,968); proceeds $300,001,250	0.150%	04/01/2011	04/01/2011	300,000,000	300,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal National Mortgage Association, 0.000% - 4.625% due 04/18/11 - 10/15/13 valued at $112,200,240); proceeds $110,000,458	0.150%	04/01/2011	04/01/2011	110,000,000	110,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Bank, 0.000% - 5.000% due 07/29/11 - 03/30/21, Federal Home Loan Mortgage Corporation, 0.000% - 5.125% due 07/15/12 - 02/24/20, Federal National Mortgage Association, 1.625% - 7.125% due 10/15/15 - 01/15/30 valued at $306,000,845); proceeds $300,001,000	0.120%	04/01/2011	04/01/2011	300,000,000	300,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a Federal Home Loan Mortgage Corporation 5.500% due 07/18/16, Federal National Mortgage Association, 0.000% - 5.125% due 10/03/11 - 07/28/15 valued at $142,892,257); proceeds $140,090,467	0.120%	04/01/2011	04/01/2011	140,090,000	140,090,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/31/11 (collateralized by Federal Home Loan Mortgage Corp Discount Notes, 0.000% due 06/27/11 - 09/12/11 valued at $153,003,689); proceeds $150,000,458	0.110%	04/01/2011	04/01/2011	150,000,000	150,000,000

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/2011 (collateralized by Federal Home Loan Bank, 0.000% - 0.190% due 08/11/11 - 01/28/26, a Federal Home Loan Mortgage Corporation, 0.000% due 11/24/25, a Federal National Mortgage Association, 1.750% due 05/07/13 valued at $306,004,920); proceeds $300,001,083	0.130%	04/01/2011	04/01/2011	$300,000,000	$300,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,940,090,000

TREASURY REPURCHASE AGREEMENTS — 5.6%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 1.000% - 3.875% due 03/31/12 - 03/31/16 valued at $306,000,013); proceeds $300,000,833	0.100%	04/01/2011	04/01/2011	300,000,000	300,000,000

TOTAL INVESTMENTS(c)(d)† — 100.0%					5,404,373,324
Liabilities in Excess of Assets — 0.00%					(443,496)

NET ASSETS — 100.0%					$5,403,929,828

(a)	Discount rate at time of purchase.

(b)	Variable Rate Security — Interest Rate is in effect as of March 31, 2011.

(c)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(d)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

State Street U.S. Government Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	5,404,373,324
Level 3 — Significant Unobservable Inputs	—

Total Investments	$5,404,373,324

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.
State Street Treasury Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
TREASURY DEBT — 100.0%
U.S. Treasury Bill	0.040%	04/07/2011	04/07/2011	$377,000	$376,997
U.S. Treasury Bill	0.045%	04/07/2011	04/07/2011	71,103,000	71,102,467
U.S. Treasury Bill	0.050%	04/07/2011	04/07/2011	44,939,000	44,938,626
U.S. Treasury Bill	0.052%	04/07/2011	04/07/2011	50,000,000	49,999,567
U.S. Treasury Bill	0.070%	04/07/2011	04/07/2011	250,000,000	249,997,083
U.S. Treasury Bill	0.155%	04/07/2011	04/07/2011	150,000,000	149,996,187
U.S. Treasury Bill	0.061%	04/14/2011	04/14/2011	300,000,000	299,993,500
U.S. Treasury Bill	0.150%	04/14/2011	04/14/2011	50,000,000	49,997,337
U.S. Treasury Bill	0.152%	04/14/2011	04/14/2011	300,000,000	299,983,750
U.S. Treasury Bill	0.075%	04/21/2011	04/21/2011	300,000,000	299,987,500
U.S. Treasury Bill	0.157%	04/21/2011	04/21/2011	275,000,000	274,976,319
U.S. Treasury Bill	0.162%	04/28/2011	04/28/2011	200,000,000	199,976,000
U.S. Treasury Bill	0.152%	05/05/2011	05/05/2011	200,000,000	199,971,667
U.S. Treasury Bill	0.157%	05/12/2011	05/12/2011	150,000,000	149,973,521
U.S. Treasury Bill	0.132%	05/19/2011	05/19/2011	150,000,000	149,974,000
U.S. Treasury Bill	0.183%	05/19/2011	05/19/2011	50,000,000	49,988,000
U.S. Treasury Bill	0.157%	05/26/2011	05/26/2011	50,000,000	49,988,160
U.S. Treasury Bill	0.145%	06/02/2011	06/02/2011	225,000,000	224,944,781
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	50,000,000	49,982,562
U.S. Treasury Bill	0.120%	06/09/2011	06/09/2011	200,000,000	199,954,000
U.S. Treasury Bill	0.188%	06/23/2011	06/23/2011	50,000,000	49,978,674
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,971,875

TOTAL TREASURY DEBT					3,166,052,573

TOTAL INVESTMENTS(a) (b)† — 100.0%					3,166,052,573
Liabilities in Excess of Assets — 0.00%					(310,201)

NET ASSETS — 100.0%					$3,165,742,372

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

State Street Treasury Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	3,166,052,573
Level 3 — Significant Unobservable Inputs	—

Total Investments	$3,166,052,573

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.
State Street Treasury Plus Money Market Portfolio
Portfolio of Investments
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
TREASURY DEBT — 46.0%
U.S. Treasury Bill	0.155%	04/07/2011	04/07/2011	$30,000,000	$29,999,237
U.S. Treasury Bill	0.152%	04/14/2011	04/14/2011	75,000,000	74,995,937
U.S. Treasury Bill	0.157%	04/21/2011	04/21/2011	75,000,000	74,993,542
U.S. Treasury Bill	0.162%	04/28/2011	04/28/2011	25,000,000	24,997,000
U.S. Treasury Bill	0.160%	05/05/2011	05/05/2011	30,000,000	29,995,467
U.S. Treasury Bill	0.157%	05/12/2011	05/12/2011	35,000,000	34,993,822
U.S. Treasury Bill	0.183%	05/19/2011	05/19/2011	50,000,000	49,988,000
U.S. Treasury Bill	0.193%	05/26/2011	05/26/2011	30,000,000	29,991,177
U.S. Treasury Bill	0.145%	06/02/2011	06/02/2011	25,000,000	24,993,865
U.S. Treasury Bill	0.206%	06/02/2011	06/02/2011	30,000,000	29,989,537
U.S. Treasury Bill	0.228%	06/30/2011	06/30/2011	50,000,000	49,971,875

TOTAL TREASURY DEBT					454,909,459

					Market
					Value
TREASURY REPURCHASE AGREEMENTS — 54.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 1.750% - 2.375% due 11/15/11 - 02/28/15 valued at $102,000,018); proceeds $100,000,333	0.120%	04/01/2011	04/01/2011	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Strips, 0.375% - 2.750% due 08/31/12 - 02/28/18 valued at $30,600,001); proceeds $30,000,083	0.100%	04/01/2011	04/01/2011	30,000,000	30,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strip, 3.375% due 11/15/19 valued at $81,600,085); proceeds $80,000,289	0.130%	04/01/2011	04/01/2011	80,000,000	80,000,000
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strips, 1.125% - 2.375 due 01/15/12 - 01/15/25 valued at $102,000,051); proceeds $100,000,361	0.130%	04/01/2011	04/01/2011	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strip, 2.250% due 03/31/16 valued at $102,000,072); proceeds $100,000,222	0.080%	04/01/2011	04/01/2011	100,000,000	100,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strip, 0.375% due 10/31/12 valued at $18,952,628); proceeds $18,581,041	0.080%	04/01/2011	04/01/2011	18,581,000	18,581,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 03/31/11 (collateralized by U.S. Treasury Notes, 1.750% - 3.000% due 07/31/15 - 02/28/17 valued at $25,502,854); proceeds $25,000,069	0.100%	04/01/2011	04/01/2011	25,000,000	25,000,000

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS (continued)

Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 03/31/11 (collateralized by a U.S. Treasury Strip, 0.625% due 02/28/13 valued at $81,600,018); proceeds $80,000,267	0.120%	04/01/2011	04/01/2011	$80,000,000	$80,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					533,581,000

TOTAL INVESTMENTS(a) (b) † — 100.0%					988,490,459
Liabilities in Excess of Assets — 0.00%					(84,950)

NET ASSETS — 100.0%					$988,405,509

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

†	Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	988,490,459
Level 3 — Significant Unobservable Inputs	—

Total Investments	$988,490,459

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

State Street Treasury Plus Money Market Portfolio
Portfolio of Investments — (continued)
March 31, 2011 (Unaudited)
The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended March 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
State Street Institutional Investment Trust

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	May 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	May 23, 2011

By:	/s/ Laura F. Dell Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	May 23, 2011